Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Inventories [abstract]
Raw materials	$ 48,140	$ 46,836
Finished goods	79,758	61,888		$ 68,191		$ 47,624
Others	204	195
Current inventories	$ 128,102	$ 108,919	[1]	$ 111,754	[1]

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as in Note 33.